Note 15 - Inventory (Tables)	12 Months Ended
Aug. 31, 2018
Statement Line Items [Line Items]
Disclsoure of inventories [text block]	<table style="border-collapse: collapse; min-; min-width: 700px;" cellspacing="0" cellpadding="0"> <tr style="vertical-align: bottom"> <td style="font-size: 10pt; text-align: justify; padding-bottom: 1pt"> </td> <td style="font-size: 10pt; font-weight: bold; padding-bottom: 1pt"> </td> <td colspan="2" style="font-size: 10pt; font-weight: bold; text-align: right; border-bottom: Black 1pt solid"> </td> <td style="border-bottom: Black 1pt solid; font-size: 10pt; font-weight: bold"> </td> <td style="font-size: 10pt; border-bottom: Black 1pt solid"> </td> <td colspan="2" style="font-size: 10pt; text-align: right; border-bottom: Black 1pt solid"> </td> <td style="border-bottom: Black 1pt solid; font-size: 10pt"> </td> </tr> <tr style="vertical-align: bottom"> <td style="font-size: 10pt; text-align: justify; padding-bottom: 1pt"> </td> <td style="font-size: 10pt; font-weight: bold; padding-bottom: 1pt"> </td> <td colspan="2" style="font-size: 10pt; font-weight: bold; text-align: right; border-bottom: Black 1pt solid">August 31, 2018</td> <td style="border-bottom: Black 1pt solid; font-size: 10pt; font-weight: bold"> </td> <td style="font-size: 10pt; border-bottom: Black 1pt solid"> </td> <td colspan="2" style="font-size: 10pt; text-align: right; border-bottom: Black 1pt solid">August 31, 2017</td> <td style="border-bottom: Black 1pt solid; font-size: 10pt"> </td> </tr> <tr style="vertical-align: bottom"> <td style="font-size: 10pt; text-align: justify"> </td> <td style="font-size: 10pt"> </td> <td colspan="2" style="font-size: 10pt; text-align: right"> </td> <td style="font-size: 10pt"> </td> <td style="font-size: 10pt"> </td> <td colspan="2" style="font-size: 10pt; text-align: right"> </td> <td style="font-size: 10pt"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204,238,255)"> <td style="width: 70%; font-size: 10pt; text-align: justify">Stockpiled ore and work in progress</td> <td style="width: 1%; font-size: 10pt; font-weight: bold"> </td> <td style="width: 1%; font-size: 10pt; font-weight: bold; text-align: left">$</td> <td style="width: 12%; font-size: 10pt; font-weight: bold; text-align: right"> 511,050 </td> <td style="width: 1%; font-size: 10pt; font-weight: bold; text-align: left"> </td> <td style="width: 1%; font-size: 10pt"> </td> <td style="width: 1%; font-size: 10pt; text-align: left">$</td> <td style="width: 12%; font-size: 10pt; text-align: right"> 503,187 </td> <td style="width: 1%; font-size: 10pt; text-align: left"> </td> </tr> <tr style="vertical-align: bottom; background-color: White"> <td style="font-size: 10pt; text-align: justify; border-bottom: Black 1pt solid">Supplies</td> <td style="font-size: 10pt; font-weight: bold; border-bottom: Black 1pt solid"> </td> <td style="border-bottom: Black 1pt solid; font-size: 10pt; font-weight: bold; text-align: left"> </td> <td style="border-bottom: Black 1pt solid; font-size: 10pt; font-weight: bold; text-align: right"> 4,341 </td> <td style="border-bottom: Black 1pt solid; font-size: 10pt; font-weight: bold; text-align: left"> </td> <td style="font-size: 10pt; border-bottom: Black 1pt solid"> </td> <td style="border-bottom: Black 1pt solid; font-size: 10pt; text-align: left"> </td> <td style="border-bottom: Black 1pt solid; font-size: 10pt; text-align: right"> 4,302 </td> <td style="border-bottom: Black 1pt solid; font-size: 10pt; text-align: left"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204,238,255)"> <td style="font-size: 10pt; font-weight: bold; text-align: left; border-bottom: Black 1.5pt solid">Total Inventory</td> <td style="font-size: 10pt; font-weight: bold; border-bottom: Black 1.5pt solid"> </td> <td style="border-bottom: Black 1.5pt solid; font-size: 10pt; font-weight: bold; text-align: left">$</td> <td style="border-bottom: Black 1.5pt solid; font-size: 10pt; font-weight: bold; text-align: right"> 515,391 </td> <td style="border-bottom: Black 1.5pt solid; font-size: 10pt; font-weight: bold; text-align: left"> </td> <td style="font-size: 10pt; border-bottom: Black 1.5pt solid"> </td> <td style="border-bottom: Black 1.5pt solid; font-size: 10pt; text-align: left">$</td> <td style="border-bottom: Black 1.5pt solid; font-size: 10pt; text-align: right"> 507,489 </td> <td style="border-bottom: Black 1.5pt solid; font-size: 10pt; text-align: left"> </td> </tr> </table>